Investments	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments	Investments:

	December 31, 2021	December 31, 2020
Investment in Weichai Ballard JV (note 4)	$28,982	$27,561
Investment in Synergy Ballard JVCo (note 4)	—	—
Investment in Forsee Power	33,335	—
Investment in HyCap Fund I SCSp	7,636	—
Investment in CleanH2 Fund	339	—
Other	—	5
	$70,292	$27,566

For the year ended December 31, 2021, the Corporation recorded $16,140,000 (2020 - $12,557,000) in equity loss of investment in JV and associates, consisting of equity loss in Weichai Ballard JV of $16,084,000 (2020 - $12,495,000) and equity loss in Synergy Ballard JVCo of $56,000 (2020 - $62,000).
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2021	December 31, 2020
Beginning balance	$27,561	$21,642
Capital contribution to JV	12,351	22,515
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	3,909	(5,759)
Equity in loss	(16,084)	(12,495)
Cumulative translation adjustment due to foreign exchange	1,245	1,658
Ending balance	$28,982	$27,561

Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. During the year ended December 31, 2021, the Corporation made committed capital contributions of $12,351,000 (RMB 79,625,000 equivalent) (2020 - $22,515,000 (RMB 155,575,000 equivalent)) to Weichai Ballard JV. At December 31, 2021, as specified in the Equity Joint Venture Agreement, the Corporation is currently committed to its last remaining capital contributions to Weichai Ballard JV of $9,834,000 (RMB 62,475,000) in 2022.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2021, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2021	December 31, 2020
Percentage ownership interest (49%)
Current assets	$104,907	$102,083
Non-current assets	2,339	178
Current liabilities	(36,385)	(26,701)
Non-current liabilities	(2,861)	(2,610)
Net assets (100%)	68,000	72,950
Corporation's share of net assets (49%)	33,320	35,746
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(4,662)	(8,509)
Carrying amount of investment in Weichai Ballard JV	$28,982	$27,561
14.    Investments (cont'd):
Investment in Weichai Ballard JV (cont'd)

	December 31,	December 31,
	2021	2020
Revenue (100%)	$38,260	$15,765
Net loss (100%)	32,825	25,499
Corporation's share of net loss (49%)	$16,084	$12,495

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2021	December 31, 2020
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	56	62
Equity in loss	(56)	(62)
Ending balance	$—	$—

Synergy Ballard JVCo is an associate in which the Corporation has significant influence and a 10% ownership interest. During the year ended December 31, 2021, the Corporation made committed capital contributions of $nil (2020 - $nil) to Synergy Ballard JVCo.
Investment in Forsee Power
In October 2021, the Corporation entered into a strategic partnership with Forsee Power, a leader in smart battery systems for sustainable electromobility. The strategic partnership is to develop a fully integrated fuel cell and battery solution, optimized for performance, cost, and installation for heavy-duty hydrogen mobility applications. As part of the strategic relationship, the Corporation committed to participate as a lead investor in connection with the initial public offering ("IPO") on Euronext in Paris, France, of Forsee Power. Pursuant to this commitment, the Corporation purchased 5,200,000 shares for consideration of $43,809,000 (€37,700,000) in October 2021, resulting in an ownership interest of 9.77% in Forsee Power upon completion of the IPO. The Corporation also appointed a board member to the Forsee Power board of directors.

During the year ended December 31, 2021, changes in fair value and foreign exchange adjustments totalling ($10,474,000) were recognized as an unrealized loss in the consolidated statement of loss and comprehensive income (loss) and included in finance income (loss) and other (notes 26 and 31), resulting in net fair value investment in Forsee Power of $33,335,000 as of December 31, 2021.

Investment in Hydrogen Funds
HyCap Fund
In August 2021, the Corporation entered into a Subscription Agreement pursuant to a Limited Partnership Agreement (“LPA”), committing to be a limited partner in HyCap Fund I SCSp (“HyCap”), a newly-created hydrogen infrastructure and growth equity fund. The fund will invest in a combination of hydrogen infrastructure projects and investments in companies along the hydrogen value chain. The Corporation has committed to investing £25,000,000 ($33,698,000) into this fund which will allow it to appoint two representatives to participate in the Advisory Committee. In the three months ended December 31, 2021, the Corporation made initial contributions of £5,665,000 ($7,610,000 ).
14.    Investments (cont'd):

Investment in Hydrogen Funds (cont'd)

HyCap Fund (cont'd)

During the year ended December 31, 2021, changes in fair value and foreign exchange adjustments totalling $26,000 were recognized as an unrealized gain in the consolidated statement of loss and comprehensive income (loss) and included in finance income (loss) and other (notes 26 and 31), resulting in net fair value investment in HyCap of $7,636,000 as of December 31, 2021.

Clean H2 Infrastructure Fund

In December 2021, the Corporation entered into a Subscription Agreement pursuant to a Limited Partnership Agreement (“LPA”), committing to be a limited partner in Clean H2 Infrastructure Fund I ("Clean H2"), another newly-created hydrogen infrastructure and growth equity fund. The fund will invest in a combination of hydrogen infrastructure projects and investments in companies along the hydrogen value chain. The Corporation has committed to investing €30,000,000 ($33,978,000) into this fund which will allow it to appoint two representatives to participate in the Advisory Committee. In the three months ended December 31, 2021, the Corporation made its initial contribution of £300,000 ($337,000).

During the year ended December 31, 2021, changes in fair value and foreign exchange adjustments totalling $2,000 were recognized as an unrealized gain in the consolidated statement of loss and comprehensive income (loss) and included in finance income (loss) and other (notes 26 and 31), resulting in net fair value investment in Clean H2 of $339,000 as of December 31, 2021.